Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	Akanda Corp.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO.2
Entity Central Index Key	0001888014
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	1a, 1b Learoyd Road
Entity Address, City or Town	New Romney
Entity Address, Postal Zip Code	TN28 8XU
Entity Address, Country	GB
City Area Code	+44 (203)
Local Phone Number	488-9514
Business Contact
Document Information Line Items
Entity Address, Address Line One	1015 15th Street
Entity Address, City or Town	D.C
Entity Address, Postal Zip Code	20005
City Area Code	+1 (866)
Local Phone Number	925-9916
Contact Personnel Name	C T Corporation System
Entity Address, Address Line Two	N.W., Suite 1000
Entity Address, State or Province	WA